CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Allowence for net of sales	$ 28,707	$ 51,159